Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	111,903,143.80	14,763
Yield Supplement Overcollateralization Amount 01/31/22	2,183,101.90	0
Receivables Balance 01/31/22	114,086,245.70	14,763
Principal Payments	7,929,711.93	302
Defaulted Receivables	121,803.70	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	1,943,945.22	0
Pool Balance at 02/28/22	104,090,784.85	14,450

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.82%
Prepayment ABS Speed	1.03%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	1,389,032.52	118
Past Due 61-90 days	375,941.67	29
Past Due 91-120 days	41,909.58	4
Past Due 121+ days	0.00	0
Total	1,806,883.77	151

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.70%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	111,112.23
Aggregate Net Losses/(Gains) - February 2022	10,691.47
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.11%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	-0.13%
Third Prior Net Losses/(Gains) Ratio	-0.35%
Four Month Average	-0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.91%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	104,090,784.85
Weighted Average Contract Rate	3.17%
Weighted Average Contract Rate, Yield Adjusted	5.49%
Weighted Average Remaining Term	19.33

Flow of Funds	$ Amount
Collections	8,333,161.38
Investment Earnings on Cash Accounts	70.57
Reserve Fund Balance	2,548,816.60
Servicing Fee	(95,071.87)
Aggregate Purchase Amount	106,156,533.77
Transfer to Collection Account	0.00
Available Funds	116,943,510.45

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	161,815.92
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	101,707,877.39
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	15,000,170.31

Total Distributions of Available Funds	116,943,510.45

Servicing Fee	95,071.87
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 02/15/22	101,707,877.39
Principal Paid	101,707,877.39
Note Balance @ 03/15/22	0.00

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-3
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-4
Note Balance @ 02/15/22	71,127,877.39
Principal Paid	71,127,877.39
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class B
Note Balance @ 02/15/22	30,580,000.00
Principal Paid	30,580,000.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	235,462.75
Total Principal Paid	101,707,877.39
Total Paid	101,943,340.14

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.73000%
Interest Paid	161,815.92
Principal Paid	71,127,877.39
Total Paid to A-4 Holders	71,289,693.31

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	30,580,000.00
Total Paid to B Holders	30,653,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2350678
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	101.5372947
Total Distribution Amount	101.7723626

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.9472433
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	855.9311359
Total A-4 Distribution Amount	857.8783792

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,002.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	2,548,816.60
Investment Earnings	51.03
Investment Earnings Paid	(51.03)
Deposit/(Withdrawal)	(2,548,816.60)
Balance as of 03/15/22	0.00
Change	(2,548,816.60)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$258,240.32	$329,250.42	$600,505.98
Number of Extensions	27	29	54
Ratio of extensions to Beginning of Period Receivables Balance	0.23%	0.27%	0.46%